As filed with the Securities and Exchange Commission on November 24, 1997
                           Registration No. 2-73879

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-4
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                  PRE-EFFECTIVE AMENDMENT NO.                 (  )
                  POST-EFFECTIVE AMENDMENT NO. 17             (X)

                                    and/or

                 REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940

                                       Amendment No. 13 (X)
                       (Check appropriate box or boxes)

                             MAXIM SERIES ACCOUNT
                          (Exact name of Registrant)
                 GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                             (Name of Depositor)
                            8515 East Orchard Road
                          Englewood, Colorado 80111
       (Address of Depositor's Principal Executive Officers) (Zip Code)

              Depositor's Telephone Number, including Area Code:
                                (800) 537-2033

                             William T. McCallum
                    President and Chief Executive Officer
                 Great-West Life & Annuity Insurance Company
                            8515 East Orchard Road
                          Englewood, Colorado 80111
                   (Name and Address of Agent for Service)

                                   Copy to:
                            James F. Jorden, Esq.
                     Jorden Burt Berenson & Johnson, LLP
              1025 Thomas Jefferson Street, N.W., Suite 400 East
                         Washington, D.C. 20007-0805

      It is proposed that this filing will become effective (check appropriate space):

   X Immediately upon filing pursuant to paragraph (b) of Rule 485 On May 1, 1997, pursuant to paragraph (b) of Rule 485.
       60 days after filing pursuant to paragraph (a)(1) of Rule 485.
       On                , pursuant to paragraph (a)(1) of Rule 485.
      75 days after filing pursuant to paragraph (a)(2) of Rule 485.
       On                , pursuant to paragraph (a)(2) of Rule 485.

      If appropriate, check the following:

                  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


In reliance on no-action precedent issued to Depositor in Great-West Life & Annuity Insurance Company, Pinnacle Series Account (publicly available October 23, 1990), the Registrant has ceased filing post-effective amendments with regard to two contracts issued under this Registration Statement. This post-effective amendment is filed solely for the purpose of adding to the Registration Statement the "reasonableness" representation required by Section 26(e) of the Investment Company Act of 1940, as amended by the National Securities Markets Improvement Act of 1996. The Registrant hereby incorporates by reference the content of the Post-Effective Amendment No. 16 to the Registration Statements on Form N-4 which was previously filed with the Securities and Exchange Commission with regard to these contracts.

The following representation is to be inserted immediately following the paragraph in the Registration Statement on Form N-4, which is entitled "Item 32 Undertakings"

            (d) GWL&A represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by GWL&A.

                                  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) for effectiveness and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Englewood, State of Colorado, on this day of November 21, 1997.

                                    MAXIM SERIES ACCOUNT
                                    (Registrant)


                                    By:   /s/ William T. McCallum
                                          President
                                          and Chief Executive Officer of
                                          Great-West Life & Annuity
                                          Insurance Company

                                    GREAT-WEST LIFE & ANNUITY
                                    INSURANCE COMPANY
                                    (Depositor)


                                    By:   /s/ William T. McCallum
                                          President
                                          and Chief Executive Officer

      As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities with Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title                                         Date


/s/ Robert Gratton*                                    November 21, 1997
Director and Chairman of the
Board


/s/ William T. McCallum                                November 21, 1997
Director, President and Chief Executive
Officer


/s/ Glen R. Derback                                    November 21, 1997
Vice President and Controller


_______________________________
Director, James Balog                                  November ___, 1997


/s/ James W. Burns*                                    November 21, 1997
Director


/s/ Orest T. Dackow*                                   November 21, 1997
Director

Signature and Title                                         Date


____________________________________                   November ______, 1997
Director (Andre Desmarais)


/s/ Paul Desmarais, Jr.*                               November 21, 1997
Director


____________________________________                   November ______, 1997
Director (Robert G. Graham)


/s/ N. Berne Hart*                                     November 21, 1997
Director


/s/ Kevin P. Kavanagh*                                 November 21, 1997
Director


________________________________                      November ______, 1997
Director (William Mackness)


/s/ Jerry E.A. Nickerson*                             November 21, 1997
Director


/s/ P. Michael Pitfield*                              November 21, 1997
Director


/s/ Michel Plessis-Belair*                            November 21, 1997
Director


/s/ Brian E. Walsh*                                   November 21, 1997
Director


*By:  /s/ D. C. Lennox                                November 21, 1997
      Attorney-in-fact pursuant to Powers of Attorney filed under Post-Effective Amendment No. 16 to this Registration Statement filed under the Securities Act of 1933 and Post-Effective Amendments No. 10 and 11 to Registration Statements filed under the Investment Company Act of 1940.